Building Held for Sale	12 Months Ended
Dec. 31, 2013
Building Held for Sale [Abstract]
Building Held for Sale
(17) Building Held for Sale

During July 2013, Trustco entered into an agreement to sell a building that was to be used as the regional operations center in Florida to a third party purchaser for approximately $5.0 million.  As of December 31, 2013, the carrying value of the building was approximately $3.2 million and the building was held for sale and included in Other Assets in the Consolidated Statement of Financial Condition.  The sale occurred during the first quarter of 2014 and the Company recognized a gain of $1.6 million.